Group Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties
Details of transactions and balances with related parties are as follows:

	Year ended December 31, 2022
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Income
Revenue	67	—	—	67
Interest	—	47	—	47
Impairment of financial assets	—	(1,945)	—	—
Statement of financial position

Loans granted to Joint Venture (see N ote 13)	—	1,411	—	1,411
Receivables from Joint Venture (see N ote 13)	—	534	—	534
Impairment of financial assets	—	(1,945)	—	(1,945)

	Year ended December 31, 2021
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Expenses
Interest on shareholder and other loans (see N ote 23)	3	61	—	64
Statement of financial position

Non-current loans granted to Joint Venture (see N ote 13)	—	566	—	566
Current loans granted to Joint Venture (see N ote 13)	—	685	—	685
Receivables from Joint Venture (see N ote 13)	—	535	—	535
Borrowings (see note 13)	(21)	—	—	(21)

	Year ended December 31, 2020
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Expenses
Interest on shareholder and other loans (see N ote 23)	8	—	—	8
Other financial interest	—	—	10	10
Professional services	—	—	64	64

Summary Of Remuneration Expenses Recorded For The Members Of Board
The remuneration expenses recorded for the members of the Board of Directors in 2022, 2021 and 2020 are as follows:

	Year ended December 31,
(thousand Euros)	2022	2021	2020
Short-term benefits	774	770	189
Cost of non-executive directors	303	71	—
Share-based payment plan expenses	6,146	—	—

Total	7,223	841	189

Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties
Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

	Year ended December 31,
(thousand Euros)	2022	2021	2020
Short-term benefits	1,908	2,151	681
Termination benefits	206	—	—
Share-based payment plan expenses	13,842	1,756	1,339

Total	15,956	3,907	2,020